MINING MACHINES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mining Machines [Line Items]
Balance at the beginning	$ 46,469	$ 64,800
Balance at the end	27,703	46,469	$ 64,800
Cost:
Mining Machines [Line Items]
Balance at the beginning	123,136	129,246	81,482
Additions	12,016	31,645	133,335
Disposals	(12,949)	(37,998)	(87,597)
Exchange adjustments		243	2,026
Balance at the end	122,203	123,136	129,246
Accumulated depreciation:
Mining Machines [Line Items]
Balance at the beginning	(76,561)	(64,446)	(32,357)
Charge for the year	(29,281)	(43,857)	(98,136)
Disposals	11,443	32,005	67,113
Exchange adjustments		(263)	(1,066)
Balance at the end	(94,399)	(76,561)	(64,446)
Impairment:
Mining Machines [Line Items]
Balance at the beginning	(106)		(9)
Additions		(106)
Disposals	5		$ 9
Balance at the end	$ (101)	$ (106)